Judicial deposits (Tables)	12 Months Ended
Dec. 31, 2024
Judicial Deposits
Schedule of judicial deposits
	December 31, 2024	December 31, 2023
Tax	1,272	1,448
Labor	44	56
Total	1,316	1,504